UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2009

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      NOVEMBER  10, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   2

       Form 13F Information Table Entry Total:	   51

       Form 13F Information Table Value Total:	   331264
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates
	  2	28-12230	       ALPS Advisors Inc.


          [Repeat as necessary.]




	FORM 13F INFORMATION TABLE
							     	OTHER
NAME OF 	TITLEOF			VALUE	SHARES/	SH/	INVSTMT		VOTING AUTHORITY
ISSUER		CLASS 		CUSIP	(x$1000)PRN AMT	PRN	DSCRTN	MGRS	SOLE	SHARED	NONE
AES CORP	COM		00130H105 335	22600	SHRS	SOLE		22600
ARCHERDANIEL	COM		039483102 375	12844 	SHRS	DEFINED 2			12844
ATMEL CORP	COM		049513104  51	12200 	SHRS	SOLE		12200
CBRICHARDELLIS  CL A		12497T101 258	22000 	SHRS	SOLE		22000
DEERE & Co	COM		244199105 233	5434	SHRS	DEFINED 2			5434
DYNEGY INC DEL	CL A		26817G102 226	88800	SHRS	SOLE		88800
ETFS SILVER TR	SILVER SHRS	26922X107 372	19200	SHRS	SOLE		19200
EXXON MOBIL CORP	COM	30231G102 438	6392	SHRS	DEFINED 2			6392
FIRST TRUST ETF	DJ GLBL DIVID	33734X200 3050	142125	SHRS	DEFINED 1			142125
FORD MTR CO DEL	COM PAR $0.01	345370860 208	28800	SHRS	SOLE		28800
FORD MTR CO DEL	NOTE 4.250%12/1	345370CF5 304	300	AMT	SOLE		300
FORESTAR GROUP INC	COM	346233109 196	11400	SHRS	SOLE		11400
ISHARES INC	MSCI HONG KONG	464286871 17097	1101600	SHRS	DEFINED 1			1101600
ISHARES INC	MSCI  MALAYSIA	464286830 16946	1671200	SHRS	DEFINED 1			1671200
ISHARES INC	MSCI PAC J IDX	464286665 2756	68000	SHRS	DEFINED 1			68000
ISHARES INC	MSCI SINGAPORE	464286673 16663	1550000	SHRS	DEFINED 1			1550000
ISHARES INC	MSCI STH AFRCA	464286780 16415	299825	SHRS	DEFINED 1			299825
ISHARES TR	HIGH YLD CORP	464288513 2193	25400	SHRS	SOLE		25400
ISHARES TR	JPMORGAN USD	464288281 2530	24555	SHRS	SOLE		24555
ISHARES TR	S&P NTL AMT FREE464288414 370	3500	SHRS	SOLE		3500
ISHARES TR 	BARCLYS 7-10 YR	464287440 39384	426374	SHRS	DEFINED 1			426374
ISHARES TR 	BARCLYS TIPS BD	464287176 1029	10000	SHRS	SOLE		10000
ISHARES TR 	CONS GOODS IDX	464287812 13725	259794	SHRS	DEFINED 1 			259794
ISHARES TR 	CONS SRVC IDX	464287580 13486	258447	SHRS	DEFINED 1			258447
ISHARES TR 	DJ US HEALTHCR	464287762 13516	229275	SHRS	DEFINED 1			229275
ISHARES TR 	FTSE XNHUA IDX	464287184 16134	394100	SHRS	DEFINED 1			394100
ISHARES TR 	IBOXX INV CPBD	464287242 1019	9550	SHRS	SOLE		9550
ISHARES TR 	MSCI EMERG MKT	464287234 4653	119600	SHRS	DEFINED 1	38275		81325
ISHARES TR 	S&P LTN AM 40	464287390 3316	77275	SHRS	DEFINED 1			77275
ISHARES TR 	S&P MC 400 GRW	464287606 2976	40350	SHRS	DEFINED 1			40350
JONESLANGLASAL	COM		48020Q107 307	6500	SHRS	SOLE		6500
MONSANTO CO NEW	COM		61166W101 543	7022	SHRS	DEFINED 2			7022
POWERSHARES	UNIT BEN INT	73935S105 654	29689	SHRS	SOLE		29689
POWERCHARES 	COM UT BEN INT	73935Y102 15139	658200	SHRS	DEFINED 1	91200		567000
POWERSHS DB 	DB BASE METALS	73936B705 2715	148550	SHRS	DEFINED 1			148550
POWERSHS DB 	DB GOLD FD	73936B606 17975	496148	SHRS	DEFINED 1	10960		485188
POWERSHARES 	HIGH YLD USD BD	73936T557 125	7100	SHRS	SOLE		7100
POWERSHARES 	SOVEREIGN DEBT	73936T573 494	18900	SHRS	SOLE		18900
QWEST COMMUN	COM		749121109 82	21700	SHRS	SOLE		21700
SPDR TR		SBI CONS DISCR	81369Y407 2884	105000	SHRS	DEFINED 1			105000
SPDR TR		SBI INT-TECH	81369Y803 2924	140100	SHRS	DEFINED 1			140100
SPDR INDEX 	S&P INTL ETF	78463X772 2771	52450	SHRS	DEFINED 1			52450
SPDR SERIES 	BRCLYS YLD ETF	78464A417 1390	36100	SHRS	SOLE		36100
SPDR SERIES 	DB INT GVT ETF	78464A490 1804	32100	SHRS	SOLE		32100
SYMMETRICOM INC	COM		871543104 53	10300	SHRS	SOLE		10300
TELLABS INC	COM		879664100 85	12300	SHRS	SOLE		12300
3COM CORP	COM		885535104 98	18800	SHRS	SOLE		18800
VANGUARD FD INC	SHORT TRM BOND	921937827 35283	440758	SHRS	DEFINED 1	440758
VANGUARD 	SM CP GRW ETF	922908595 27903	485700	SHRS	DEFINED 1	485700
VANGUARD 	SM CP VAL ETF	922908611 27675	517969	SHRS	DEFINED 1	517969
XEROX CORP	COM		984121103 106	13700	SHRS	SOLE		13700